Operations (Tables)	12 Months Ended
Dec. 31, 2021
Operations
Schedule of the Company's major subsidiaries, major VIE and major VIE's subsidiary

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Hangzhou Weishichangmeng Advertising Co., Ltd. (“Weishichangmeng”)	September 25,2018	PRC	100%
Major VIEs
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Major VIEs’ subsidiary
Beijing Weibo Interactive Internet Technology Co., Ltd. (“Weibo Interactive”)	Acquired in May 2013	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Cost of revenues	22,246	19,462	14,749
Sales and marketing	9,770	5,966	3,319
Product development	13,141	10,505	10,083
General and administrative	6,691	7,078	10,119
	51,848	43,011	38,270

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and VIEs’ subsidiaries taken as a whole, which are included in the Group’s consolidated balance sheets and consolidated statements of comprehensive income:

	As of December 31,
	2020	2021

	(In US$ thousands)
Cash and cash equivalents	274,003	183,543
Short-term investments	171,207	110,472
Accounts receivable	431,022	650,278
Prepaid expenses and other current assets	55,653	160,722
Amount due from SINA	31,142	36,211
Property and equipment, net	692	1,812
Operating lease assets	1,783	28,049
Intangible assets, net	146,976	166,930
Goodwill	61,712	130,405
Long-term investments	394,745	439,922
Other non-current assets	15,615	352,008
Total assets	1,584,550	2,260,352

Accounts payable	83,336	129,498
Accrued and other liabilities	341,552	480,866
Income taxes payable	26,417	41,882
Deferred revenues	85,846	57,348
Amount due to the subsidiaries of the Group	968,138	1,462,242
Operating lease liability	1,704	28,022
Deferred tax liability	32,418	39,637
Other non-current liabilities	2,102	15,122
Total liabilities	1,541,513	2,254,617

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Net revenues	1,472,867	1,319,080	1,821,294
Net income (loss) after intercompany service fee charge	9,874	(129,126)	(36,406)

	Year Ended December 31,
	2019	2020	2021

	(In US$ thousands)
Net cash provided by (used in) operating activities *	(100,987)	157,262	481,541
Net cash used in investing activities	(280,404)	(272,958)	(583,397)
Net cash provided by financing activities	441,952	290,234	11,396

*Net cash provided by operating activities of VIEs and VIEs’ subsidiaries for the year ended December 31, 2020 has been revised to reduce the amount by US$171.2 million to correct an error in previously issued financial statements included in 2020 Form 20-F.